Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
12.	GOODWILL

The changes in the carrying amount of goodwill were as follows:

	December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Balance as of January 1	410,500	1,755,970	1,755,970	252,912
Goodwill acquired	1,345,470	—	—	—

Balance as of December 31	1,755,970	1,755,970	1,755,970	252,912

As of December 31, 2016, the Company has two reporting units. Goodwill from acquisition was allocated to the two reporting units accordingly. Following table summarizes the allocated goodwill by each reporting unit:

	RMB	US$
Hosting and related services	989,530	142,522
Managed network services	766,440	110,390

	1,755,970	252,912

No impairment charge was recorded in any of the three years ended December 31, 2014, 2015 and 2016.